RECEIVABLES FROM CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Schedule of allowance for doubtful accounts

The table below presents the movement of allowance for doubtful accounts from customers for the six months ended June 30, 2023 and 2024.

	For the six months ended June 30,
	2023	2024
	US$	US$
Balance as of January 1,	696,508	991,286
Additional/(Reversal)	156,331	13,878,954
Write-off	—	—
Balance as of June 30,	852,839	14,870,240